Segment Reporting - Segment Results and Reconciliations to GAAP (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income:
Cash and investments										$ 43	$ 22	$ 8
Total interest income										4,383	4,146	4,295
Total interest expense										2,971	2,441	2,074
Net interest income	$ 366	$ 355	$ 351	$ 340	$ 378	$ 412	$ 429	$ 486		1,412	1,705	2,221
Less: provisions for loan losses	109	105	105	107	102	106	110	111		426	429	581
Net interest income after provisions for loan losses	257	250	246	233	276	306	319	375		986	1,276	1,640
Other income (loss):
Servicing revenue										290	304	340
Asset recovery and business processing revenue										475	390	367
Other income										31	124	183
Gains (losses) on sales of loans and investments										3		(9)
Gains (losses) on debt repurchases										(3)	1	21
Total other income										796	819	902
Expenses:
Direct operating expenses										659	664	635
Overhead expenses										307	287	283
Total operating expenses	260	238	230	238	246	228	230	247		966	951	918
Goodwill and acquired intangible asset impairment and amortization	5	6	6	6	13	12	6	4		23	36	12
Restructuring/other reorganization expenses	29								$ 29	29		32
Total expenses										1,018	987	962
Income from continuing operations, before income tax expense										764	1,108	1,580
Income tax expense (benefit)	$ 266	$ 93	$ 60	$ 53	$ 96	$ 147	$ 81	$ 103		472	427	597
Net income from continuing operations										292	681	983
Income from discontinued operations, net of tax expense												1
Net income (loss)										292	681	984
Operating Segments [Member]
Interest income:
Cash and investments										43	22	8
Total interest income										4,369	4,013	3,883
Total interest expense										2,990	2,410	2,037
Net interest income										1,379	1,603	1,846
Less: provisions for loan losses										426	429	581
Net interest income after provisions for loan losses										953	1,174	1,265
Other income (loss):
Servicing revenue										290	304	340
Asset recovery and business processing revenue										475	390	367
Other income										19	14	15
Gains (losses) on sales of loans and investments										3		(9)
Gains (losses) on debt repurchases										(3)	1	21
Total other income										784	709	734
Expenses:
Direct operating expenses										659	664	635
Overhead expenses										307	287	283
Total operating expenses										966	951	918
Restructuring/other reorganization expenses										29
Total expenses										995	951	918
Income from continuing operations, before income tax expense										742	932	1,081
Income tax expense (benefit)										491	345	401
Net income from continuing operations												680
Income from discontinued operations, net of tax expense												1
Net income (loss)										251	587	681
Operating Segments [Member] | Federal Education Loans [Member]
Interest income:
Cash and investments										29	16	6
Total interest income										2,721	2,420	2,125
Total interest expense										2,022	1,597	1,247
Net interest income										699	823	878
Less: provisions for loan losses										44	46	43
Net interest income after provisions for loan losses										655	777	835
Other income (loss):
Servicing revenue										280	289	319
Asset recovery and business processing revenue										263	216	268
Other income										3		3
Gains (losses) on sales of loans and investments										3		11
Total other income										549	505	601
Expenses:
Direct operating expenses										316	366	401
Total operating expenses										316	366	401
Total expenses										316	366	401
Income from continuing operations, before income tax expense										888	916	1,035
Income tax expense (benefit)										321	338	384
Net income from continuing operations												651
Net income (loss)										567	578	651
Operating Segments [Member] | Consumer Lending [Member]
Interest income:
Cash and investments										5	2
Total interest income										1,639	1,589	1,756
Total interest expense										825	704	680
Net interest income										814	885	1,076
Less: provisions for loan losses										382	383	538
Net interest income after provisions for loan losses										432	502	538
Other income (loss):
Servicing revenue										10	15	21
Gains (losses) on sales of loans and investments												(21)
Total other income										10	15
Expenses:
Direct operating expenses										156	149	151
Total operating expenses										156	149	151
Total expenses										156	149	151
Income from continuing operations, before income tax expense										286	368	387
Income tax expense (benefit)										103	137	143
Net income from continuing operations												244
Net income (loss)										183	231	244
Operating Segments [Member] | Business Processing [Member]
Other income (loss):
Asset recovery and business processing revenue										212	174	99
Total other income										212	174	99
Expenses:
Direct operating expenses										187	149	83
Total operating expenses										187	149	83
Total expenses										187	149	83
Income from continuing operations, before income tax expense										25	25	16
Income tax expense (benefit)										9	9	6
Net income from continuing operations												10
Net income (loss)										16	16	10
Operating Segments [Member] | Other Segment [Member]
Interest income:
Cash and investments										9	4	2
Total interest income										9	4	2
Total interest expense										143	109	110
Net interest income										(134)	(105)	(108)
Net interest income after provisions for loan losses										(134)	(105)	(108)
Other income (loss):
Other income										16	14	12
Gains (losses) on sales of loans and investments												1
Gains (losses) on debt repurchases										(3)	1	21
Total other income										13	15	34
Expenses:
Overhead expenses										307	287	283
Total operating expenses										307	287	283
Restructuring/other reorganization expenses										29
Total expenses										336	287	283
Income from continuing operations, before income tax expense										(457)	(377)	(357)
Income tax expense (benefit)										58	(139)	(132)
Net income from continuing operations												(225)
Income from discontinued operations, net of tax expense												1
Net income (loss)										(515)	(238)	(224)
Adjustments [Member] | Reclassifications [Member]
Interest income:
Total interest income										69	247	650
Total interest expense										(8)	31	37
Net interest income										77	216	613
Net interest income after provisions for loan losses										77	216	613
Other income (loss):
Other income										(77)	(216)	(613)
Total other income										(77)	(216)	(613)
Adjustments [Member] | Additions (Subtractions) [Member]
Interest income:
Total interest income										(55)	(114)	(238)
Total interest expense										(11)
Net interest income										(44)	(114)	(238)
Net interest income after provisions for loan losses										(44)	(114)	(238)
Other income (loss):
Other income										89	326	781
Total other income										89	326	781
Expenses:
Goodwill and acquired intangible asset impairment and amortization										23	36	12
Restructuring/other reorganization expenses												32
Total expenses										23	36	44
Income from continuing operations, before income tax expense										22	176	499
Income tax expense (benefit)										(19)	82	196
Net income from continuing operations												303
Net income (loss)										41	94	303
Adjustments [Member] | Total Adjustments [Member]
Interest income:
Total interest income										14	133	412
Total interest expense										(19)	31	37
Net interest income										33	102	375
Net interest income after provisions for loan losses										33	102	375
Other income (loss):
Other income										12	110	168
Total other income										12	110	168
Expenses:
Goodwill and acquired intangible asset impairment and amortization										23	36	12
Restructuring/other reorganization expenses												32
Total expenses										23	36	44
Income from continuing operations, before income tax expense										22	176	499
Income tax expense (benefit)										(19)	82	196
Net income from continuing operations												303
Net income (loss)										41	94	303
Education Loan Portfolio [Member]
Interest income:
Total interest income										4,327	4,115	4,280
Education Loan Portfolio [Member] | Operating Segments [Member]
Interest income:
Total interest income										4,313	3,982	3,868
Education Loan Portfolio [Member] | Operating Segments [Member] | Federal Education Loans [Member]
Interest income:
Total interest income										2,679	2,395	2,112
Education Loan Portfolio [Member] | Operating Segments [Member] | Consumer Lending [Member]
Interest income:
Total interest income										1,634	1,587	1,756
Education Loan Portfolio [Member] | Adjustments [Member] | Reclassifications [Member]
Interest income:
Total interest income										69	247	650
Education Loan Portfolio [Member] | Adjustments [Member] | Additions (Subtractions) [Member]
Interest income:
Total interest income										(55)	(114)	(238)
Education Loan Portfolio [Member] | Adjustments [Member] | Total Adjustments [Member]
Interest income:
Total interest income										14	133	412
Other Loans [Member]
Interest income:
Total interest income										13	9	7
Other Loans [Member] | Operating Segments [Member]
Interest income:
Total interest income										13	9	7
Other Loans [Member] | Operating Segments [Member] | Federal Education Loans [Member]
Interest income:
Total interest income										$ 13	$ 9	$ 7